Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of debt

In millions		Maturity	US$ denominated amount		As at December 31,	2024	2023
Notes and debentures (1)
Canadian National series:
2.95%	10-year notes (2)	Nov 21, 2024	US$	—		$—	$464
2.80%	10-year notes (2)	Sep 22, 2025				350	350
2.75%	10-year notes (2)	Mar 1, 2026	US$	500		719	662
6.90%	30-year notes (2)	Jul 15, 2028	US$	475		683	629
3.20%	10-year notes (2)	Jul 31, 2028				350	350
3.00%	10-year notes (2)	Feb 8, 2029				350	350
4.60%	5-year notes (2)	May 2, 2029				700	—
4.15%	7-year notes (2)	May 10, 2030				550	550
7.38%	30-year debentures (2)	Oct 15, 2031	US$	200		288	265
3.85%	10-year notes (2)	Aug 5, 2032	US$	800		1,151	1,059
4.40%	10-year notes (2)	May 10, 2033				400	400
5.85%	10-year notes (2)	Nov 1, 2033	US$	300		431	397
6.25%	30-year notes (2)	Aug 1, 2034	US$	500		719	662
4.38%	10-year notes (2)	Sep 18, 2034	US$	750		1,079	—
6.20%	30-year notes (2)	Jun 1, 2036	US$	450		647	596
6.71%	Puttable Reset Securities PURSSM (2)	Jul 15, 2036	US$	250		360	331
6.38%	30-year debentures (2)	Nov 15, 2037	US$	300		431	397
3.50%	30-year notes (2)	Nov 15, 2042	US$	250		360	331
4.50%	30-year notes (2)	Nov 7, 2043	US$	250		360	331
3.95%	30-year notes (2)	Sep 22, 2045				400	400
3.20%	30-year notes (2)	Aug 2, 2046	US$	650		935	861
3.60%	30-year notes (2)	Aug 1, 2047				500	500
3.65%	30-year notes (2)	Feb 3, 2048	US$	600		863	795
3.60%	30-year notes (2)	Jul 31, 2048				450	450
4.45%	30-year notes (2)	Jan 20, 2049	US$	650		935	861
3.60%	30-year notes (2)	Feb 8, 2049				450	450
3.05%	30-year notes (2)	Feb 8, 2050				450	450
2.45%	30-year notes (2)	May 1, 2050	US$	600		863	795
4.40%	30-year notes (2)	Aug 5, 2052	US$	700		1,007	927
4.70%	30-year notes (2)	May 10, 2053				800	800
6.13%	30-year notes (2)	Nov 1, 2053	US$	300		431	397
5.10%	30-year notes (2)	May 2, 2054				550	—
4.00%	50-year notes (2)	Sep 22, 2065				100	100
Illinois Central series:
7.70%	100-year debentures	Sep 15, 2096	US$	125		180	165
BC Rail series:
Non-interest bearing 90-year subordinated notes (3)		Jul 14, 2094				842	842
Total notes and debentures						19,684	16,917
Other
Commercial paper						721	1,801
Finance leases						7	38
Equipment loans and other (4)						1,489	715
Total debt, gross						21,901	19,471
Net unamortized discount and debt issuance costs (3)						(1,007)	(998)
Total debt (5)						20,894	18,473
Less: Current portion of long-term debt						1,166	2,340
Total long-term debt						$19,728	$16,133
(1)The Company's notes and debentures are unsecured.
(2)The fixed rate debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.
(3)As at December 31, 2024, these notes were recorded as a discounted debt of $16 million (2023 - $15 million) using an imputed interest rate of 5.75% (2023 - 5.75%). The discount of $826 million (2023 - $827 million) is included in Net unamortized discount and debt issuance costs.
(4)Includes $1,449 million (2023 - $677 million) of equipment loans under the non-revolving credit facilities. Also included is $40 million (2023 - $38 million) of other loans payable monthly at a weighted average interest rate of 2.35% (2023 - 2.11%).
(5)See Note 22 – Financial instruments for the fair value of debt.

Schedule of issuances and repayments of commercial paper

In millions	Year ended December 31,	2024	2023	2022
Commercial paper with maturities less than 90 days
Issuance		$18,564	$13,767	$11,799
Repayment		(19,851)	(13,090)	(11,087)
Change in commercial paper with maturities less than 90 days, net		$(1,287)	$677	$712
Commercial paper with maturities of 90 days or greater
Issuance		$1,682	$1,871	$440
Repayment		(1,776)	(1,640)	(589)
Change in commercial paper with maturities of 90 days or greater, net		$(94)	$231	$(149)
Change in commercial paper, net		$(1,381)	$908	$563

Schedule of debt maturities
Debt maturities

In millions	Debt (1)
2025	$1,165
2026	799
2027	81
2028	1,116
2029	1,134
2030 & thereafter	16,592
Total	20,887
Finance lease liabilities (2)	7
Total debt	$20,894
(1)    Presented net of unamortized discounts and debt issuance costs.
(2)     See Note 12 – Leases for maturities of finance lease liabilities.

Schedule of US dollar-denominated debt
Amount of US dollar-denominated debt

In millions	As at December 31,		2024		2023
Notes and debentures		US$	8,650	US$	8,250
Commercial paper			501		1,360
Finance lease liabilities			5		27
Equipment loans and other			506		540
Total amount of US dollar-denominated debt in US$		US$	9,662	US$	10,177
Total amount of US dollar-denominated debt in C$			$13,898		$13,477